Other Assets - Summary of Other Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Detailed Information About Other Assets [Abstract]
Taxes recoverable	$ 171.0	$ 156.8
Court-mandated escrow deposits	62.5	61.3
Prepaid expenses	22.4	19.9
Loan with a joint operation	19.7	18.0
Advances to employees	12.5	11.4
Advances for services to be rendered	11.5	133.2
Credit with suppliers	1.8	43.0
Compulsory loan	1.3	1.1
Collateral pledged	0.8	0.7
Loans		12.3
Other	73.4	48.9
Total	376.9	506.6
Current portion	255.4	349.9
Non-current portion	121.5	156.7
ICMS (State Value-added Tax) and IPI (Excise Tax)	96.3	84.4
PIS (Social Integration Program) and COFINS (Contribution for Social Security)	51.1	52.7
Income tax and social security on net income withheld	8.8	8.6
Income tax recoverable	0.1
Other	14.7	11.1
Total	171.0	156.8
Current portion	120.4	74.3
Non-current portion	$ 50.6	$ 82.5